Label	Element	Value
Invesco International Select Equity Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 16, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco International Select Equity Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco International Select Equity Fund
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The information appearing under the heading "Fund Summary – Principal Investment Strategies of the Fund" in the Summary is replaced in its entirety as set forth below:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and depositary receipts of foreign issuers of all capitalization sizes, including small and mid-capitalization issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest in emerging markets countries up to 10% more or less than the amount of exposure to emerging markets countries in the MSCI ACWI ex USA Index. Emerging markets countries are those countries that are generally in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts to hedge the currency exposure created by its investments in foreign securities.
To achieve the Fund’s objective, the portfolio management team applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies to determine whether or not to invest in them.
The portfolio management team looks for companies:
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That meet strict quality business criteria
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That meet standards of management quality
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That are believed to be attractively priced in relation to their intrinsic value
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio management team may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understanding an issuer’s fundamentals, and assesses whether any ESG factors pose a material financial risk or opportunity to the issuer and determines whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio management team’s assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio management team may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio management team may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
The portfolio management team will typically sell a security under the following conditions: (1) where the price of the security increases to a level that the team considers to be at or near its intrinsic value, (2) where there are more attractive opportunities, or (3) where the original investment thesis for a company is no longer valid.

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The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund” in the Prospectus:
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.